SEGMENT INFORMATION - Long-lived assets by physical geographical location (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SEGMENT INFORMATION
Gross property, plant and equipment	$ 33,615	$ 34,077	$ 62,545
Accumulated depreciation	(13,409)	(12,801)	(14,855)
Total	20,206	21,276	47,690
Operating lease right-of-use assets	7,266	7,576	8,769
Finance lease right-of-use assets			6,767
Leasehold improvements
SEGMENT INFORMATION
Gross property, plant and equipment	10,680	10,680	32,427
Machinery and equipment
SEGMENT INFORMATION
Gross property, plant and equipment	16,081	16,315	22,205
Furniture and fixtures
SEGMENT INFORMATION
Gross property, plant and equipment	414	419	415
Computer and software
SEGMENT INFORMATION
Gross property, plant and equipment	211	216	203
Buildings
SEGMENT INFORMATION
Gross property, plant and equipment	1,160	1,227	1,205
Building Fixtures
SEGMENT INFORMATION
Gross property, plant and equipment	1,256	1,206	1,143
Land
SEGMENT INFORMATION
Gross property, plant and equipment	3,196	3,382	3,320
Construction in progress (advances on property and equipment)
SEGMENT INFORMATION
Gross property, plant and equipment	$ 617	632	1,627
Single reportable segment | South Korea
SEGMENT INFORMATION
Accumulated depreciation		(4,589)	(2,448)
Total		12,015	13,316
Total Long-Lived Assets		12,015	13,316
Single reportable segment | South Korea | Machinery and equipment
SEGMENT INFORMATION
Gross property, plant and equipment		10,609	9,934
Single reportable segment | South Korea | Furniture and fixtures
SEGMENT INFORMATION
Gross property, plant and equipment		94	90
Single reportable segment | South Korea | Computer and software
SEGMENT INFORMATION
Gross property, plant and equipment		86	72
Single reportable segment | South Korea | Buildings
SEGMENT INFORMATION
Gross property, plant and equipment		1,227	1,205
Single reportable segment | South Korea | Building Fixtures
SEGMENT INFORMATION
Gross property, plant and equipment		1,206	1,143
Single reportable segment | South Korea | Land
SEGMENT INFORMATION
Gross property, plant and equipment		3,382	3,320
Single reportable segment | United States
SEGMENT INFORMATION
Accumulated depreciation		(8,212)	(12,407)
Total		9,261	34,374
Operating lease right-of-use assets		7,576	8,769
Finance lease right-of-use assets			6,767
Total Long-Lived Assets		16,837	49,910
Single reportable segment | United States | Leasehold improvements
SEGMENT INFORMATION
Gross property, plant and equipment		10,680	32,427
Single reportable segment | United States | Machinery and equipment
SEGMENT INFORMATION
Gross property, plant and equipment		5,706	12,271
Single reportable segment | United States | Furniture and fixtures
SEGMENT INFORMATION
Gross property, plant and equipment		325	325
Single reportable segment | United States | Computer and software
SEGMENT INFORMATION
Gross property, plant and equipment		130	131
Single reportable segment | United States | Construction in progress (advances on property and equipment)
SEGMENT INFORMATION
Gross property, plant and equipment		$ 632	$ 1,627